Average Annual Total Returns{- Fidelity® California Limited Term Tax-Free Bond Fund} - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-07 - Fidelity® California Limited Term Tax-Free Bond Fund
	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default Return Before Taxes Past 10 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity California Limited Term Tax-Free Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB286 Past 1 year	LB286 Past 5 years	LB286 Past 10 years
Total	2.93%	2.00%	2.24%	2.89%	1.99%	2.22%	2.39%	1.91%	2.15%	5.21%	3.91%	4.63%	3.11%	2.08%	2.32%